PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost:	$ 46,057	$ 42,720
Accumulated depreciation:	32,301	28,829
Net book value	13,756	13,891
Depreciation expense	5,071	3,618	$ 4,049
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	33,160	29,793
Accumulated depreciation:	25,259	22,740
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	1,557	1,980
Accumulated depreciation:	1,237	1,428
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	11,340	10,947
Accumulated depreciation:	$ 5,805	$ 4,661